Subsequent Events - Acquisition of Two U.S. Wind Projects (Details) - Wind development project $ in Millions	Feb. 20, 2018 USD ($) counterparty power_purchase_arrangement MW
Investment [Line Items]
Number of construction-ready projects acquired | power_purchase_arrangement	2
Number of counterparties | counterparty	3
Estimated cost of investment property under development | $	$ 240
Investment property, percentage funded in initial year	70.00%
Pennsylvania
Investment [Line Items]
Capacity of facility (in megawatts) | MW	90
Term of power purchase arrangement	15 years
New Hampshire
Investment [Line Items]
Capacity of facility (in megawatts) | MW	29
Term of power purchase arrangement	20 years
Number of power purchase arrangements acquired | power_purchase_arrangement	2